UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                    FORM 13F
                                 FORM 13F COVER
                                      PAGE



Report for the Calendar Year or Quarter Ended:     December 31, 2010
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
         -----------------------
         57-59 St James's Street
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         London SW1A 1LD
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         England
         -----------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:   Wayne Jacobs
        --------------------
Title:  Financial Controller
        --------------------
Phone:  +44(20) 7659-4250
        --------------------

Signature, Place, and Date of Signing:

/s/Wayne Jacobs
---------------
[Signature]

London, England
---------------
[City, State]

February 3rd, 2011
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:



Number of Other Included Managers:

     None
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Form 13F Information Table Entry Total:

     17
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Form 13F Information Table Value Total:

$ 2,745,545 (thousands)
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




                           FORM 13F INFORMATION TABLE



                                                  VALUE    SHARES            PUT/  INVESTMENT  OTHER
                      TITLE OF                   --------   ------            ----  ----------  -----
NAME OF ISSUER        CLASS            CUSIP     (x$1000)   /PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS   SOLE        SHARED  NONE
--------------------  --------        ----------  --------  --------  ------  ----  ----------  ---------  ----------  ------  ----
TRANSOCEAN LTD        COMMON          H8817H10 A  178,293    2,565,000  SH            SOLE                  2,565,000
BEST BUY INC          COMMON          08651610 A    3,258       94,600  SH            SOLE                     94,600
ALLIANCE DATA SYSTEM  COMMON          01858110 A  132,345    1,863,224  SH            SOLE                  1,863,224
PEPSICO INC           COMMON          71344810 A  149,034    2,264,680  SH            SOLE                  2,264,680
BUNGE LIMITED         COMMON          G1696210 A  170,933    2,608,873  SH            SOLE                  2,608,873
YUM BRANDS INC        COMMON          98849810 A  245,924    5,013,736  SH            SOLE                  5,013,736
LENNAR CORP           CLASS A         52605710 A  162,942    8,690,240  SH            SOLE                  8,690,240
MCKESSON CORP         COMMON          58155Q10 A  236,696    3,354,569  SH            SOLE                  3,354,569
HUMAN GENOME SCI      COMMON          44490310 F  118,533    4,961,630  SH            SOLE                  4,961,630
PFIZER INC            COMMON          71708110 A  230,652   13,172,590  SH            SOLE                 13,172,590
WALGREEN CO           COMMON          93142210 A  140,123    3,596,590  SH            SOLE                  3,596,590
WILLIAMS SONOMA INC   COMMON          96990410 A  120,181    3,367,359  SH            SOLE                  3,367,359
NEWS CORP LTD         CLASS B         65248E20 F  268,764   16,368,060  SH            SOLE                 16,368,060
CLEARWIRE CORP        NEW CL A        18538Q10 F   10,337    2,006,543  SH            SOLE                  2,006,543
EXELON CORP           COMMON          30161N10 A  159,870    3,839,333  SH            SOLE                  3,839,333
ST JOE CO             COMMON          79014810 A  121,239    5,548,703  SH            SOLE                  5,548,703
INTEL CORP            COMMON          45814010 F  296,424   14,095,299  SH            SOLE                 14,095,299

